Retirement-Related Benefits (Assumptions) (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized	5 years
U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.70%	4.50%	3.60%
Expected long-term returns on plan assets	7.50%	8.00%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	4.00%	3.70%	4.50%
Discount Rate
Increase (decrease) in net periodic income from change in discount rate	$ (286)	$ 275	$ (162)
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate	(1,621)	4,437
Expected Long-Term Returns on Plan Assets
Increase (decrease) in net periodic income due to change in expected long-term rate of return on plan assets	(264)
Investment Policies And Strategies
Fair Value of plan assets	$ 51,716	$ 55,772	$ 53,954
Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)	1.00%
Interest crediting rate	1.10%	1.10%	1.20%	1.10%
Increase (decrease) in net periodic income from change in interest crediting rate	$ 0	$ 8	$ (6)
Qualified PPP
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	7.50%	8.00%	8.00%
Projected long-term rate of return on plan assets for the next fiscal year	7.00%
Investment Policies And Strategies
Fair Value of plan assets	$ 51,716	$ 55,772
Qualified PPP | Equity securities
Investment Policies And Strategies
Target allocation	34.00%
Qualified PPP | Fixed income
Investment Policies And Strategies
Target allocation	56.00%
Qualified PPP | Real estate
Investment Policies And Strategies
Target allocation	5.00%
Qualified PPP | Other investments
Investment Policies And Strategies
Target allocation	5.00%
Qualified PPP | Private equities and private real estate investments
Investment Policies And Strategies
Commitments for future investments in private markets	$ 2,547
Fair Value of plan assets	$ 5,219
Non-U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	2.34%	3.32%	3.23%
Expected long-term returns on plan assets	5.67%	6.08%	6.21%
Rate of compensation increase	2.49%	2.52%	2.51%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.40%	2.34%	3.32%
Rate of compensation increase	2.40%	2.49%	2.52%
Investment Policies And Strategies
Fair Value of plan assets	$ 35,748	$ 39,543	$ 39,464
Non-U.S. Defined Benefit Pension Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. Defined Benefit Pension Plans | Equity securities
Investment Policies And Strategies
Target allocation	29.00%
Non-U.S. Defined Benefit Pension Plans | Fixed income
Investment Policies And Strategies
Target allocation	58.00%
Non-U.S. Defined Benefit Pension Plans | Real estate
Investment Policies And Strategies
Target allocation	2.00%
Non-U.S. Defined Benefit Pension Plans | Other investments
Investment Policies And Strategies
Target allocation	11.00%
Nonpension Postretirement Plans
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year	7.00%
Ultimate healthcare cost trend rate	5.00%
Year that rate reaches ultimate trend rate	2024
Effect of one percentage point increase on net periodic cost	$ 0	0	0
Effect of one percentage point decrease on net periodic cost	0	0	$ 0
Effect of one percentage point increase on benefit obligation	0	0
Effect of one percentage point decrease on benefit obligation	$ 0	$ 0
U.S. Nonpension Postretirement Benefit Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.40%	4.10%	3.30%
Expected long-term returns on plan assets			0.35%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.70%	3.40%	4.10%
Discount Rate
Increase (decrease) in net periodic cost from change in discount rate	$ 0	$ 0	$ 0
Increase (decrease) in APBO due to changes in discount rate	(109)	256
Investment Policies And Strategies
Fair Value of plan assets	$ 71	$ 16	$ 177
Non-U.S. Nonpension Postretirement Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	7.51%	7.78%	6.43%
Expected long-term returns on plan assets	10.17%	10.22%	9.01%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	7.06%	7.51%	7.78%
Investment Policies And Strategies
Fair Value of plan assets	$ 59	$ 84	$ 92
Retirement-related benefit plans
Discount Rate
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate	(2,000)	11,000
U.S. Retirement-related benefit plans
Discount Rate
Increase (decrease) in benefit obligations due to change in mortality rate assumptions	$ (700)	$ 2,600